Cover	Sep. 25, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2023
Entity File Number	001-40427
Entity Registrant Name	Graf Acquisition Corp. IV
Entity Central Index Key	0001845459
Entity Tax Identification Number	86-2191918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3001 Daimler Street
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92705
City Area Code	949
Local Phone Number	396-6830
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Graf Acquisition Corp. IV
Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock and one-fifth of one redeemable warrant
Trading Symbol	GFOR.U
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GFOR
Security Exchange Name	NYSE
Redeemable warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of common stock, each at an exercise price of $11.50
Trading Symbol	GFOR. WS
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1790 Hughes Landing Blvd.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380